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ELLEN L. VALVO
PARALEGAL
ING AFS LAW DEPARTMENT
(860) 952-2244
FAX:  (860) 273-3004
ValvoE@ING-AFS.com

May 2, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: ING LIFE INSURANCE AND ANNUITY COMPANY (FORMERLY AETNA LIFE INSURANCE AND ANNUITY COMPANY) AND ITS VARIABLE ANNUITY ACCOUNT B
       PROSPECTUS TITLE:  ING MARATHON PLUS - ILIAC
       FILE NOS.: 33-34370* AND 811-2512
       RULE 497(j) FILING

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 51 to the Registration Statement on Form N-4, File No. 33-34370 ("Amendment No. 51") for Variable Annuity Account B of ING Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 51 which was declared effective on May 1, 2002. The text of Amendment No. 51 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-952-2244.

Sincerely,

/s/ Ellen L. Valvo

Ellen L. Valvo

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*  Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the following earlier Registration Statement:
   33-87932.

Hartford Site
151 Farmington Avenue, TS31             ING North America Insurance Company
Hartford, CT 06156-8975